Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 21, 2021	Nov. 11, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Subsequent events
Final dividend per share	$ 0.60		$ 0.60	$ 0.31	$ 0.80
Proposed dividend			$ 2,201	$ 1,120	$ 2,791
Proposed dividend
Subsequent events
Final dividend per share			$ 0.60
Proposed dividend			$ 2,201
Shares Issued to satisfy DRP for 2021 final ordinary dividend | Forecast
Subsequent events
Trading period to determine number of shares for dividend reinvestment plan		10 days
Off-market buy back of shares
Subsequent events
Maximum value of shares authorized for buy back			$ 3,500